Securitization Transaction Accounted for as Sales (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Direct financing leases
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Balance sold	¥ 27,974	¥ 37,889
Gains (losses) on sales	331	(365)
Interests that continue to be held	23,207	17,903
Installment Loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Balance sold	0	5,258
Gains (losses) on sales	0	132
Interests that continue to be held	¥ 0	¥ 148